Consolidated statement of cash flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from (used in) operating activities [abstract]
Consolidated net income	€ 1,016	€ 1,137
Adjustments to reconcile profit (loss) [abstract]
Operating taxes and levies	1,232	1,207
Gains (losses) on disposal of fixed assets, investments and activities	59	68
Other gains and losses	4	7
Depreciation and amortization of fixed assets	3,549	3,500
Depreciation and amortization of financed assets	22	3
Depreciation and amortization of right-of-use assets	642	609
Changes in provisions	(288)	(251)
Reclassification of cumulative translation adjustment from liquidated entities		(2)
Impairment of fixed assets	(1)
Impairment of right-of-use assets	6	24
Share of profits (losses) of associates and joint ventures	6	4
Operational net foreign exchange and derivatives	(4)	8
Finance costs, net	742	738
Income tax	491	513
Share-based compensation	9	30
Decrease (increase) in inventories, gross	24	18
Decrease (increase) in trade receivables, gross	(699)	(219)
Increase (decrease) in trade payables	(248)	(239)
Changes in other customer contract assets and liabilities	41	(22)
Changes in other assets and liabilities	(131)	(468)
Operating taxes and levies paid	(871)	(986)
Dividends received	3	14
Interest paid and interest rates effects on derivatives, net	(624)	(764)
Income tax paid	(527)	(640)
Net cash provided by operating activities	4,326	4,139
Cash flows from (used in) investing activities [abstract]
Purchases of property, plant and equipment and intangible assets	(3,395)	(4,150)
Increase (decrease) in fixed assets payables	(441)	7
Investing donations received in advance	7
Sales of property, plant and equipment and intangible assets	201	151
Cash paid for investment securities, net of cash acquired	0	(126)
Investments in associates and joint ventures	(2)
Purchases of equity securities measured at fair value	(29)	(25)
Proceeds from sales of investment securities, net of cash transferred	15	2
Decrease (increase) in securities and other financial assets: Investments at fair value, excluding cash equivalents	436	(28)
Decrease (increase) in securities and other financial assets: Investments at fair value, other	(135)	11
Net cash used in investing activities	(3,344)	(4,158)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances	2,028	4,884
Medium and long-term debt redemptions and repayments	(1,575)	(1,520)
Repayments of lease liabilities	(634)	(678)
Increase (decrease) of bank overdrafts and short-term borrowings	(219)	(723)
Decrease (increase) of cash collateral deposits	132	(150)
Exchange rates effects on derivatives, net	72	64
Coupon and other fees on subordinated notes issuance	(186)	(267)
Proceeds (purchases) from treasury shares	0	(1)
Capital increase (decrease) - non-controlling interests	1	41
Changes in ownership interests with no gain / loss of control	(2)	(3)
Dividends paid to owners of the parent company	(532)	(1,061)
Dividends paid to non-controlling interests	(164)	(243)
Net cash used in financing activities	(1,080)	343
Net change in cash and cash equivalents	(98)	324
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance	6,481	5,634
Cash change in cash and cash equivalents	(98)	324
Non-cash change in cash and cash equivalents	(19)	2
Cash and cash equivalents in the closing balance	6,364	5,960
SecureData [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		(95)
Other business combinations [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	€ 0	€ (31)